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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                                     March 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      The New England Variable Account
                  File No. 811-5338

Commissioners:

        Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of The New England Variable Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 333-48456.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 002-03329.

                                                    Sincerely,

                                                    /s/ Michele H. Abate

                                                    Michele H. Abate